Note 24 - Share Capital	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of share capital, reserves and other equity interest [text block]
24	Share capital

Authorised

Unlimited number of ordinary shares of no par value.

Unlimited number of preference shares of no par value.

Issued ordinary shares

	Number of fully paid shares	Amount

January 1, 2021	12,118,823	74,696
Shares issued:
- options exercised	18,000	165
- equity raise*	619,783	7,806
December 31, 2021	12,756,606	82,667
Shares issued:
- share-based payment - employees (note 12.1(a))	76,520	804
December 31, 2022	12,833,126	83,471

*	Gross proceeds of $7,834 with a transaction cost of $28 were raised by issuing depository receipts on the VFEX in December 2021, resulting in a net amount of $7,806.